Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Cabot 401(k) Plan
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
As of December 31, 2025	EIN: 04-2271897	PN: 022

a)	b)	c)	d)	e)
	Identity of issue, borrower, lessor of similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
*	Cabot Corporation	Company Stock	**	$40,128,718
*	Vanguard Institutional Index Fund	Mutual fund	**	187,678,826
*	Vanguard Wellington Fund	Mutual fund	**	53,527,889
*	Vanguard Total Bond Market Index Fund	Mutual fund	**	64,937,034
*	Vanguard Windsor II Fund	Mutual fund	**	41,560,394
*	Vanguard International Growth Fund	Mutual fund	**	31,787,218
*	Vanguard Extended Market Index Fund	Mutual fund	**	42,173,888
*	Vanguard Total International Stock Index Fund	Mutual fund	**	51,497,298
*	Vanguard Explorer Fund	Mutual fund	**	31,460,073
*	Vanguard Total International Bond Index Fund	Mutual fund	**	13,407,219
*	Vanguard International Value Fund	Mutual fund	**	9,076,017
*	Vanguard Federal Money Market Fund	Mutual fund	**	772,359
*	Vanguard Short-term Federal Fund	Mutual fund	**	17,810,768
*	Vanguard Inflation-Protected Securities Fund: Adm Shares	Mutual fund	**	6,474,952
*	Vanguard Target Retirement 2020 Trust II	Common collective trust	**	10,526,514
*	Vanguard Target Retirement 2025 Trust II	Common collective trust	**	12,754,099
*	Vanguard Target Retirement 2030 Trust II	Common collective trust	**	38,858,350
*	Vanguard Target Retirement 2035 Trust II	Common collective trust	**	31,540,660
*	Vanguard Target Retirement 2040 Trust II	Common collective trust	**	25,569,787
*	Vanguard Target Retirement 2045 Trust II	Common collective trust	**	30,041,639
*	Vanguard Target Retirement 2050 Trust II	Common collective trust	**	31,012,717
*	Vanguard Target Retirement 2055 Trust II	Common collective trust	**	17,130,703
*	Vanguard Target Retirement 2060 Trust II	Common collective trust	**	7,784,829
*	Vanguard Target Retirement 2065 Trust II	Common collective trust	**	3,063,372
*	Vanguard Target Retirement 2070 Trust II	Common collective trust	**	546,925
*	Vanguard Target Retirement Income Trust II	Common collective trust	**	8,693,862
*	Vanguard Target Retirement Income and Growth Trust II	Common collective trust	**	6,995
*	MFS Growth Equity Fund Class S	Common collective trust	**	78,774,367
*	Vanguard Retirement Savings Trust III	Common collective trust	**	31,672,951
	Total investments on the Statement of Net Assets Available for Benefits			920,270,423
*	Participant Loans	(5.25% -10.5%)	----	3,617,716
	Total investments on the Form 5500			$923,888,139
*	Indicates party-in-interest to the Plan
**	Cost omitted for participant directed investments